Schedule II-Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Schedule II-Valuation And Qualifying Accounts
Schedule II-Valuation And Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

(in thousands)

	Balance at Beginning of Period	Additions, Costs and Expenses	Deductions, Write-offs	Balance at End of Period
Allowance For Doubtful Accounts:
Year Ended December 31, 2008	$1,465	$—	$—	$1,465

Year Ended December 31, 2009	$1,465	$—	$(442)	$1,023

Year Ended December 31, 2010	$1,023	$855	$(748)	$1,130

All other financial statement schedules have been omitted because they are not applicable or the required information is included in the Consolidated Financial Statements or notes thereto.